Related Party Transactions (Narriative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Technical Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Services received	$ 474	$ 70